Investment Portfolio	as of November 30, 2020 (Unaudited)

DWS New York Tax-Free Income Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 99.1%
New York 96.8%
Albany, NY, Airport Authority Revenue:
Series B, AMT, 5.0%, 12/15/2025	1,400,000	1,663,410
Series B, AMT, 5.0%, 12/15/2026	500,000	606,100
Amherst, NY, Development Corp. Student Housing Facility Revenue, UBF Faculty-Student Housing Corp., Series A, 5.0%, 10/1/2045, INS: AGMC	1,000,000	1,166,420
Broome County, NY, Local Development Corp. Revenue, United Health Services Hospitals, Inc., Project, 4.0%, 4/1/2050, INS: AGMC	1,250,000	1,416,050
Buffalo & Erie County, NY, Industrial Land Development Corp., D'Youville College Project, Series A, 4.0%, 11/1/2045	1,000,000	1,048,330
Chautauqua County, NY, Capital Resource Corp., Exempt Facilities Revenue, NRG Energy, Inc. Project, 1.3%, 4/1/2042	2,000,000	2,012,360
Dutchess County, NY, Local Development Corp. Revenue, Marist College Project, 5.0%, 7/1/2043	3,000,000	3,622,620
Dutchess County, NY, Local Development Corp. Revenue, Vassar College, Series A, 5.0%, 1/1/2049	3,000,000	3,181,080
Erie County, NY, Industrial Development Agency, School Facility Revenue, City School District, Buffalo Project, Series A, 5.0%, 5/1/2031	3,000,000	3,711,600
Hempstead Town, NY, Local Development Corp. Revenue, Molloy College Project, 5.0%, 7/1/2048	745,000	845,240
Jefferson County, NY, Civic Facility Development Corp., Samaritan Medical Center Project, Series A, 5.0%, 11/1/2037	1,185,000	1,366,009
Liberty, NY, Development Corp. Revenue, Goldman Sachs Headquarters:
5.25%, 10/1/2035	5,000,000	7,223,800
5.5%, 10/1/2037, GTY: Goldman Sachs Group, Inc.	2,500,000	3,786,225
Long Island, NY, Electric System Revenue, Power Authority:
Series A, 5.0%, 9/1/2037	2,670,000	2,866,218
5.0%, 9/1/2039	1,000,000	1,261,600
5.0%, 9/1/2047	500,000	607,305
Long Island, NY, Power Authority, Series B, 5.0%, 9/1/2036	1,000,000	1,209,400
Metropolitan Transportation Authority, NY, Revenue, Series B, 5.0%, 11/15/2043	1,000,000	1,048,390
Monroe County, NY, Industrial Development Agency School Facility Revenue, Rochester City School District Modernization Project, 5.0%, 5/1/2027	1,500,000	1,900,260
Monroe County, NY, Industrial Development Corp. Revenue, Rochester General Hospital Projects, 5.0%, 12/1/2046	1,060,000	1,220,367
Monroe County, NY, Industrial Development Corp. Revenue, Rochester Regional Health Projects, Series A, 4.0%, 12/1/2046	1,000,000	1,118,250
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Community Project, 5.0%, 1/1/2050	1,500,000	1,558,530
Monroe County, NY, Industrial Development Corp. Revenue, True North Rochester Preparatory Charter School Project, Series A, 144A, 5.0%, 6/1/2050	1,000,000	1,162,900
Monroe County, NY, Industrial Development Corp. Revenue, University of Rochester:
Series A, 4.0%, 7/1/2050	1,000,000	1,165,380
Series A, 5.0%, 7/1/2033	1,000,000	1,167,260
Monroe County, NY, State General Obligation, 4.0%, 6/1/2029, INS: Build America Mutual	2,000,000	2,331,920
New York, Brookhaven Local Development Corp. Revenue, Jefferson's Ferry Project, 5.25%, 11/1/2036	1,200,000	1,370,424
New York, Brooklyn Arena Local Development Corp., Pilot Revenue, Barclays Center Project, Series A, 4.0%, 7/15/2035, INS: AGMC	1,500,000	1,658,670
New York, Buffalo & Fort Erie Public Bridge Authority, 5.0%, 1/1/2042	1,490,000	1,782,174
New York, Build New York City Resource Corp. Revenue, New Dawn Charter School Project, 144A, 5.75%, 2/1/2049	1,000,000	1,065,010
New York, Build New York City Resource Corp. Revenue, The Children's Aid Society Project, 4.0%, 7/1/2049	1,000,000	1,130,950
New York, Build New York City Resource Corp. Revenue, YMCA of Greater New York Project:
5.0%, 8/1/2040	750,000	826,418
Prerefunded, 5.0%, 8/1/2042	1,000,000	1,078,640
New York, Build New York City Resource Corp., Solid Waste Disposal Revenue, Pratt Paper, Inc. Project, AMT, 144A, 5.0%, 1/1/2035	750,000	828,428
New York, Higher Education Revenue, Dormitory Authority, Colgate University, 6.0%, 7/1/2021, INS: NATL	190,000	196,413
New York, Higher Education Revenue, Dormitory Authority, New York University, Series A, 5.75%, 7/1/2027, INS: NATL	3,000,000	3,576,750
New York, Hudson Yards Infrastructure Corp., Second Indenture Revenue, Series A, 5.0%, 2/15/2042	2,000,000	2,373,080
New York, Liberty Development Corp. Revenue, Second Priority, Bank of America Tower at One Bryant Park LLC, "3", 2.8%, 9/15/2069	2,750,000	2,669,562
New York, Liberty Development Corp. Revenue, World Trade Center Project, 5.0%, 11/15/2031	2,250,000	2,337,750
New York, Metropolitan Transportation Authority Revenue:
Series B-2B, 5.0%, 5/15/2021	2,000,000	2,022,700
Series B, 4.0%, 11/15/2034	3,500,000	3,662,225
Series C, 5.0%, 11/15/2031	2,415,000	2,523,144
Series D-1, 5.0%, 11/15/2043	1,000,000	1,162,560
Series A-2, 5.0%, 11/15/2045	2,665,000	3,115,012
Series B, 5.25%, 11/15/2044	3,000,000	3,230,040
New York, Metropolitan Transportation Authority Revenue, Green Bonds, Series A1, 5.25%, 11/15/2057	1,000,000	1,122,990
New York, MTA Hudson Rail Yards Trust Obligations Revenue, Series A, 5.0%, 11/15/2051	1,000,000	1,035,790
New York, State Dormitory Authority Revenue, Non State Supported Debt, School District-Bond Financing Program, Series A, 5.0%, 10/1/2027	2,000,000	2,447,420
New York, State Dormitory Authority Revenue, Non State Supported Debt, State Joseph's College:
4.0%, 7/1/2031	500,000	550,105
Series A, 4.0%, 7/1/2032	500,000	546,585
Series A, 4.0%, 7/1/2033	500,000	543,095
Series A, 4.0%, 7/1/2035	500,000	538,765
Series A, 5.0%, 7/1/2030	500,000	606,850
New York, State Dormitory Authority Revenue, Non-State Supported Debt:
Series A, 5.0%, 1/15/2026	1,095,000	1,320,088
Series A, 5.0%, 7/1/2049	3,000,000	3,733,410
New York, State Dormitory Authority Revenue, Non-State Supported Debt, Langone Hospitals Obligated Group, Series A, 4.0%, 7/1/2053	2,000,000	2,281,640
New York, State Dormitory Authority Revenue, Non-State Supported Debt, St. John's University, Series A, 5.0%, 7/1/2037	1,250,000	1,416,762
New York, State Dormitory Authority Revenues, Non-State Supported Debt, North Shore Long Island Jewish Health System, Series A, 5.0%, 5/1/2030	1,500,000	1,742,295
New York, State Dormitory Authority Revenues, Non-State Supported Debt, NYU Hospitals Center, 5.0%, 7/1/2033	360,000	427,144
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional Medical Center, 144A, 5.0%, 12/1/2036	2,700,000	3,135,807
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Rochester Institute of Technology, Series A, 5.0%, 7/1/2049	1,250,000	1,548,887
New York, State Dormitory Authority Revenues, Non-State Supported Debt, School Districts Financing Program, Series C, 5.0%, 10/1/2031, INS: AGC	20,000	20,073
New York, State Dormitory Authority Revenues, Non-State Supported Debt, State University Dormitory Facilities:
Series A, 5.0%, 7/1/2036	1,745,000	2,115,289
Series A, 5.0%, 7/1/2038	1,000,000	1,205,470
Series A, Prerefunded, 5.0%, 7/1/2043	2,000,000	2,247,520
Series A, 5.0%, 7/1/2048	2,000,000	2,396,440
New York, State Dormitory Authority Sales Tax Revenue, Series E, 5.0%, 3/15/2048	3,000,000	3,722,280

New York, State Dormitory Authority, Personal Income Tax Revenue:
Series D, 4.0%, 2/15/2036	1,410,000	1,597,572
Series A, 5.0%, 3/15/2045	2,835,000	3,493,230
New York, State Environmental Facilities Corp. Revenue, State Revolving Funds, Series C, 5.0%, 5/15/2041	2,500,000	2,547,350
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects:
Series B, 4.0%, 6/15/2049	2,000,000	2,362,640
5.0%, 6/15/2036	3,340,000	3,416,720
New York, State Housing Finance Agency Revenue, Series K, 1.45%, 5/1/2023	2,500,000	2,522,025
New York, State Housing Finance Agency Revenue, 15 Hudson Yards Housing, Series A, 1.65%, 5/15/2039	1,971,697	1,967,675
New York, State Liberty Development Corp. Revenue, World Trade Center:
"2", 5.0%, 9/15/2043	2,000,000	2,101,480
"3", 5.0%, 3/15/2044	1,190,000	1,245,906
Class 1-3, 144A, 5.0%, 11/15/2044	3,000,000	3,109,740
New York, State Liberty Development Corp., Revenue, World Trade Center Port Authority Construction, 5.25%, 12/15/2043	3,000,000	3,132,660
New York, State Mortgage Agency, Homeowner Mortgage Revenue, Series 221, AMT, 3.5%, 10/1/2032	970,000	1,056,417
New York, State Power Authority Revenue:
Series A, 4.0%, 11/15/2055	865,000	1,014,671
Series A, 5.0%, 11/15/2038	1,500,000	1,565,550
New York, State Thruway Authority, Series J, 5.0%, 1/1/2041	2,220,000	2,477,564
New York, State Thruway Authority, General Revenue, Junior Indebtedness Obligated, Junior Lien:
Series A, 4.0%, 1/1/2037	500,000	553,600
Series A, 4.0%, 1/1/2038	500,000	552,665
Series B, 4.0%, 1/1/2050	3,000,000	3,403,260
Series A, 5.0%, 1/1/2041	3,000,000	3,513,780
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment:
AMT, 4.0%, 10/1/2030	1,000,000	1,129,300
AMT, 5.0%, 1/1/2033	1,000,000	1,145,350
New York, State Transportation Development Corp., Special Facilities Revenue, LaGuardia Gateway Partners LLC, Redevelopment Project, Series A, AMT, 5.0%, 7/1/2046	2,500,000	2,728,825
New York, State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport Project, AMT, 5.375%, 8/1/2036	1,000,000	1,097,480
New York, State Transportation Development Corp., Special Facilities Revenue, Terminal 4 John F. Kennedy International Project:
Series A, AMT, 5.0%, 12/1/2034 (a)	105,000	129,589
Series A, AMT, 5.0%, 12/1/2036 (a)	275,000	338,209
New York, State Urban Development Corp. Revenue, Personal Income Tax:
Series A, 4.0%, 3/15/2037	2,500,000	2,804,150
Series A, 4.0%, 3/15/2045	3,000,000	3,536,220
Series C, 4.0%, 3/15/2049	1,120,000	1,312,326
Series A, 5.0%, 3/15/2042	1,000,000	1,294,250
New York, Triborough Bridge & Tunnel Authority Revenue, MTA Bridges And Tunnels:
Series A, 5.0%, 11/15/2049	315,000	405,635
Series A, 5.0%, 11/15/2054	345,000	440,724
New York, TSASC, Inc., Series B, 5.0%, 6/1/2048	1,500,000	1,572,825
New York, Utility Debt Securitization Authority, Restructuring Revenue, Series TE, 5.0%, 12/15/2041	3,675,000	4,138,858
New York & New Jersey Port Authority, Special Obligation Revenue, JFK International Air Terminal LLC, 6.0%, 12/1/2042	1,025,000	1,031,663
New York & New Jersey Port Authority, Two Hundred And Twentieth, AMT, 4.0%, 11/1/2059	2,000,000	2,236,000
New York City, NY, Housing Development Corp. Revenue, Series B1, 5.25%, 7/1/2031	2,845,000	3,166,599
New York City, NY, Industrial Development Agency, Airport Facilities Revenue, Series A, AMT, 5.0%, 7/1/2028	2,000,000	2,097,580
New York City, NY, Industrial Development Agency, Yankee Stadium Project, Series A, 4.0%, 3/1/2045, INS: AGMC	1,000,000	1,168,560

New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series FF-1, 4.0%, 6/15/2049	2,000,000	2,336,700
Series EE, 5.0%, 6/15/2045	3,000,000	3,394,890
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series F-1, 4.0%, 5/1/2037	1,000,000	1,148,000
Series B-1, 4.0%, 8/1/2037	5,000,000	5,669,100
Series F-1, 5.0%, 5/1/2039	2,000,000	2,123,280
Series C-1, 4.0%, 5/1/2045	1,000,000	1,180,480
Series B1, 5.0%, 11/1/2040	4,000,000	4,533,200
New York City, NY, Transitional Finance Authority, Building Aid Revenue, Fiscal 2018, Series S-1, 5.0%, 7/15/2035	1,000,000	1,232,090
New York Counties, NY, Tobacco Settlement Pass-Through Trust, Series A-2B, 5.0%, 6/1/2045	2,000,000	2,129,280
New York, NY, General Obligation:
Series I-4, 0.09% *, 12/1/2020, LOC: TD Bank NA	400,000	400,000
Series A-1, 4.0%, 8/1/2036	3,000,000	3,406,680
Series A, 5.0%, 8/1/2025	2,500,000	3,023,975
Series B-1, 5.0%, 12/1/2034	2,800,000	3,376,968
Niagara County, NY, Frontier Transportation Authority, Buffalo Niagara international Airport:
Series A, AMT, 5.0%, 4/1/2037	335,000	405,112
Series A, AMT, 5.0%, 4/1/2038	600,000	723,738
Oneida County, NY, Local Development Corp., Revenue, Utica College Project, 5.0%, 7/1/2049	1,770,000	1,940,681
Onondaga, NY, Civic Development Corp. Revenue, LE Moyne College Project:
Series B, 4.0%, 7/1/2039	325,000	349,427
Series B, 4.0%, 7/1/2040	290,000	311,019
Onondaga, NY, Civic Development Corp. Revenue, Syracuse University Project, Series A, 5.0%, 12/1/2033	1,000,000	1,334,280
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, 5.7%, 1/1/2028	1,275,000	1,034,203
Oyster Bay, NY, State General Obligation, 4.0%, 2/15/2026	2,000,000	2,282,240
Port Authority of New York & New Jersey:
Series 195, AMT, 5.0%, 10/1/2026	1,125,000	1,391,760
Series 207, AMT, 5.0%, 9/15/2031	3,500,000	4,364,325
Series 206, AMT, 5.0%, 11/15/2032	3,000,000	3,700,170
Series 197, AMT, 5.0%, 11/15/2034	3,000,000	3,605,190
Port Authority of New York & New Jersey, One Hundred Ninety-Third, AMT, 5.0%, 10/15/2035	3,000,000	3,522,510
Tompkins County, NY, Development Corp. Revenue, Ithaca College, 5.0%, 7/1/2038	2,865,000	3,245,042
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute:
Series A, 5.0%, 9/1/2030	405,000	518,287
Series A, 5.0%, 9/1/2031	1,855,000	2,357,390
Westchester County, NY, Tobacco Asset Securitization, Series B, 5.0%, 6/1/2041	2,750,000	3,211,065
Western Nassau County, NY, Water Authority, Series A, 5.0%, 4/1/2040	1,400,000	1,619,548
Yonkers, NY, Economic Development Corp., Educational Revenue, Charter School of Educational Excellence Project:
Series A, 5.0%, 10/15/2049	640,000	704,429
Series A, 5.0%, 10/15/2050	325,000	360,506
Series A, 5.0%, 10/15/2054	465,000	509,966
		266,435,858
Guam 0.8%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue:
5.0%, 7/1/2040	155,000	181,671
Series A, 5.0%, 1/1/2050	145,000	178,383
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	320,000	346,285
Guam, Port Authority Revenue, Series A, 5.0%, 7/1/2048	125,000	148,145
Guam, Power Authority Revenue:
Series A, 5.0%, 10/1/2030, INS: AGMC	585,000	630,940
Series A, 5.0%, 10/1/2037	210,000	246,360
Series A, 5.0%, 10/1/2038	190,000	222,425
Series A, 5.0%, 10/1/2040	135,000	157,472
		2,111,681
Puerto Rico 1.5%
Puerto Rico, Aqueduct & Sewer Authority Revenue, Series A, 5.25%, 7/1/2042	2,000,000	2,080,000
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A-1, 5.0%, 7/1/2058	2,000,000	2,205,940
		4,285,940
Total Municipal Bonds and Notes (Cost $253,782,195)		272,833,479
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $253,782,195)	99.1	272,833,479
Other Assets and Liabilities, Net	0.9	2,489,343
Net Assets	100.0	275,322,822

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of November 30, 2020. Date shown reflects the earlier of demand date or stated maturity date.
(a) When-issued security.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (b)	$—	$272,833,479	$—	$272,833,479
Total	$—	$272,833,479	$—	$272,833,479

(b)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS

To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.

CLOSED-END FUNDS

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

DNYTF-PH1

R-080548-1 (1/23)